Feb. 28, 2025
Equity Portfolios - Institutional Classes | Secured Options Portfolio
Secured Options Portfolio
Investment Objective
Long-term capital appreciation and option premiums consistent with reasonable risk to principal.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. You may pay brokerage commissions and other fees to financial intermediaries which are not reflected in the table and example below.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Equity Portfolios - Institutional Classes Secured Options Portfolio Secured Options Portfolio - Institutional Shares
Management Fees	0.55%
Other Expenses (as a percentage of Assets):	0.11%
Total Annual Portfolio Operating Expenses	0.66%

Example
This Example is intended to help you compare the cost of investing in the Portfolio’s Institutional Shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Equity Portfolios - Institutional Classes | Secured Options Portfolio | Secured Options Portfolio - Institutional Shares | USD ($)	67	211	368	822

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies
Under normal market circumstances, the Portfolio uses option writing strategies in an effort to obtain option premiums and reduce risk. The Portfolio will implement buy-write (covered call) and/or cash-secured put option strategies on stock index exchange-traded funds (“ETFs”), stock indices and/or individual stocks held by the Portfolio. Covered call and cash-secured put options are intended to reduce volatility, earn option premiums and provide more stable returns. Selling call options reduces the risk of owning stocks by the receipt of the option premiums and selling put options reduces the purchase price of the underlying stock, but both strategies limit the opportunity to profit from an increase in the market value of the underlying security in exchange for up-front cash at the time of selling the call or put option. Under normal market circumstances, at least 80% of the value of the Portfolio’s total assets (including borrowings for investment purposes) will be subject to secured option strategies, which are written covered call and/or secured put options on stock index ETFs, stock indices and/or individual stocks held by the Portfolio. The Portfolio is called “Secured Options” because the call and put options it writes will be covered by owning the security, index or ETFs underlying the option, holding an offsetting option, segregating cash or other liquid assets at not less than the full value of the option or the exercise price, and/or using other permitted coverage methods. At any given time, the Portfolio’s assets may be subject to only calls or only puts, or a combination of both strategies. To the extent that the Portfolio’s assets are only subject to puts, the assets will consist of cash or cash equivalents in order to secure the puts. In that event, there may be few if any stocks or other securities held by the Portfolio. To the extent that the Portfolio’s assets are only subject to covered calls on a stock index, the Portfolio may hold stock index ETFs instead of individual stocks that replicate the movement of the index, in addition to the other permitted coverage methods.
To the extent that the Portfolio’s assets are not only subject to cash-secured puts or calls on a stock index covered by stock index ETFs, the Portfolio intends to invest in a diversified portfolio of equity securities with generally similar risk and return characteristics as the S&P 500® Index. The Portfolio may invest in companies with small, medium or large market capitalizations in advancement of its investment objective. In addition, the Portfolio may invest in sponsored American Depositary Receipts (“ADRs”) listed on a U.S. stock exchange. The Portfolio may also buy call and put options on stock index ETFs, stock indices or individual equity securities.
Glenmede Investment Management LP’s (the “Advisor”) selection of securities to buy or sell is based on a combination of proprietary multifactor computer models and fundamental analysis. The computer models rank securities based on certain criteria, such as valuation ratios, and other models focus on risk analysis and overall portfolio characteristics. The Advisor buys securities that the models identify as undervalued and more likely to appreciate, and sells securities that the Advisor identifies as overvalued and more likely to depreciate. The Portfolio may actively trade portfolio securities to achieve its principal investment strategies.

Principal Investment Risks
Performance Information
The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio’s Institutional Shares has varied from year to year. The table shows how the average annual total returns for one year, five years and since inception of the Portfolio’s Institutional Shares compare to those of selected market indices. The Portfolio’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available by visiting www.glenmedeim.com or by calling 1-800-442-8299.

Secured Options Portfolio (Institutional Shares)

During the periods shown in the bar chart, the highest quarterly return was 12.94% (for the quarter ended June 30, 2020) and the lowest quarterly return was -19.02% (for the quarter ended March 31, 2020).

Average Annual Total Returns (for the periods ended December 31, 2024)
After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Average Annual Returns - Equity Portfolios - Institutional Classes - Secured Options Portfolio		Past 1 Year	Past 5 Years	Since Inception
Secured Options Portfolio - Institutional Shares		14.03%	7.43%	7.02%
Return After Taxes on Distributions | Secured Options Portfolio - Institutional Shares		10.10%	5.91%	5.28%
Return After Taxes on Distributions and Sale of Fund Shares | Secured Options Portfolio - Institutional Shares		9.47%	5.41%	5.00%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	[1]	25.02%	14.53%	15.06%
CBOE S&P 500® PutWrite Index (reflects no deduction for fees, expenses or taxes)		17.93%	9.08%	7.84%
[1]	The S&P 500® Index is provided so that investors may compare the performance of the Portfolio with the performance of a broad-based index that represents the overall domestic equity market.